Expense Example - Toews Agility Shares Managed Risk ETF - Toews Agility Shares Managed Risk ETF	Aug. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,255